UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Government Cash Management
Statement of Investments
October 31, 2004 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies --98.7%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes
11/8/2004	1.78 a	75,000,000	74,999,640
12/2/2004	1.77 a	230,000,000	229,996,104
12/3/2004	1.77 a	75,000,000	74,998,353
2/8/2005	1.79 a	50,000,000	50,000,000
4/15/2005	1.79 a	125,000,000	124,994,354
Federal Home Loan Banks, Discount Notes
11/1/2004	1.69	547,000,000	547,000,000
11/10/2004	1.74	307,246,000	307,112,348
4/1/2005	2.03	25,000,000	24,911,732
4/8/2005	2.10	215,629,000	213,665,818
4/13/2005	2.10	106,221,000	105,222,608
4/15/2005	2.10	102,449,000	101,472,047
4/20/2005	2.10	75,000,000	74,263,333
5/3/2005	1.35	105,000,000	104,997,504
Federal Home Loan Banks, Floating Rate Notes
11/24/2004	1.77 a	400,000,000	399,994,962
12/15/2004	1.77 a	250,000,000	249,997,737
4/7/2005	1.80 a	85,000,000	84,999,976
4/11/2006	1.81 a	250,000,000	249,783,729
Federal Home Loan Banks, Notes
12/2/2004	1.77	100,000,000	100,000,429
12/15/2004	1.37	44,570,000	44,608,022
2/15/2005	1.23	25,000,000	25,043,631
3/11/2005	1.42	200,000,000	200,000,000
4/29/2005	1.32	100,000,000	100,000,000
Federal Home Loan Mortgage Corporation, Discount Notes
12/20/2004	1.62	227,854,000	227,354,683
Federal National Mortgage Association, Discount Notes
11/3/2004	1.51	351,915,000	351,885,674
11/12/2004	1.34	269,000,000	268,891,427
11/24/2004	1.63	85,675,000	85,586,053
12/22/2004	1.84	500,000,000	498,703,750
1/26/2005	2.02	50,000,000	49,760,514
2/4/2005	1.30	100,000,000	99,662,222
2/9/2005	1.83	250,000,000	248,743,056
Federal National Mortgage Association, Floating Rate Notes
3/10/2005	1.78 a	100,000,000	100,000,000
Federal National Mortgage Association, Notes
2/11/2005	1.35	200,000,000	200,000,000
2/25/2005	1.37	113,500,000	113,500,000
4/19/2005	1.29	235,000,000	235,000,000
Total U.S. Government Agencies
(cost $5,967,149,706)			5,967,149,706
Repurchase Agreements --1.4%

Goldman Sachs & Co.
dated 10/29/2004, due 11/1/2004 in the amount of $86,011,467
(fully collateralized by $72,559,000 U.S. Treasury Bills, due 2/24/2005,
$14,693,000 U.S. Treasury Bonds, 5.25% due 2/15/2029
value $87,720,800)
(cost $86,000,000)	1.60	86,000,000	86,000,000

Total Investments ($6,053,149,706)	100.1%		6,053,149,706
Liabilities, Less Cash and Receivables	(0.1%)		(8,101,037)
Net Assets	100.0%		6,045,048,669

a Variable interest-rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Government Prime Cash Management
Statement of Investments
10/31/2004 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 26.1%	Purchase (%)	Amount ($)	Value ($)

11/12/2004	1.55	42,000,000	41,980,108
12/23/2004	1.64	100,000,000	99,764,556
1/27/2005	1.79	125,000,000	124,462,292
Total U.S. Treasury Bills
(cost $266,206,956)			266,206,956

U.S. Government Agencies - 74.1%

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes
11/8/2004	1.78 a	25,000,000	24,999,880
12/3/2004	1.77 a	25,000,000	24,999,451
4/15/2005	1.79 a	50,000,000	49,997,742
Federal Farm Credit Banks, Discount Notes
11/1/2004	1.71	50,000,000	50,000,000
11/5/2004	1.68	50,000,000	49,990,667
11/9/2004	1.71	50,000,000	49,981,000
11/12/2004	1.70	55,000,000	54,971,431
Federal Home Loan Banks, Discount Notes
11/1/2004	1.69	72,000,000	72,000,000
3/8/2005	1.34	12,510,000	12,505,495
3/16/2005	1.96	58,000,000	57,578,050
4/1/2005	2.03	50,000,000	49,823,463
Federal Home Loan Banks, Notes
11/15/2004	1.14	5,605,000	5,606,744
12/3/2004	1.43	25,000,000	25,000,000
12/15/2004	1.16	5,000,000	5,015,997
2/15/2005	1.23	5,000,000	5,008,726
Tennessee Valley Authority, Discount Notes
11/4/2004	1.68	150,000,000	149,978,957
11/18/2004	1.69	68,200,000	68,145,440
Total U.S. Government Agencies
(cost $755,603,043)			755,603,043

Total Investments ($1,021,809,999)		100.2%	1,021,809,999
Liabilities, Less Cash and Receivables		(.2%)	(2,502,346)
Net Assets		100.0%	1,019,307,653

a Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)